Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 41,604	$ 55,394
Restricted cash		833
Receivables, prepaids and deposits	1,947	1,017
Deferred financing costs	1,767	1,888
Organoclay inventories	1,617	2,086
Total current assets	46,935	61,218
NON-CURRENT ASSETS
Restricted cash	150	983
Loans to Joint Venture	12,609	11,479
Investment in Joint Venture	35,282	19,637
Property, plant and equipment	5,423	18,070
Exploration and evaluation assets	3,540	2,104
Total non-current assets	57,004	52,273
TOTAL ASSETS	103,939	113,491
CURRENT LIABILITIES
Accounts payable and accrued liabilities	2,822	3,546
Current portion of long-term borrowings	539	178
Total current liabilities	3,361	3,724
LONG-TERM LIABILITIES
Long-term borrowings	18,027	751
Decommissioning provision	269	249
Total long-term liabilities	18,296	1,000
TOTAL LIABILITIES	21,657	4,724
SHAREHOLDERS’ EQUITY
Share capital	197,991	197,390
Contributed surplus	26,172	20,812
Accumulated other comprehensive loss	(4,293)	(114)
Deficit	(137,588)	(109,321)
TOTAL SHAREHOLDERS’ EQUITY	82,282	108,767
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 103,939	$ 113,491